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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06463

AIM International Mutual Funds (Invesco International Mutual Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	10/31

Date of reporting period:	7/31/17

Item 1. Schedule of Investments.

Invesco Asia Pacific Growth Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2017

invesco.com/us	APG-QTR-1	07/17	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–86.58%

Australia–9.86%

Amcor Ltd.	2,086,269	$25,597,893
Brambles Ltd.	1,749,454	12,929,539
Computershare Ltd.	1,090,095	12,288,983
CSL Ltd.	176,697	17,832,880
Link Administration Holdings Ltd.	1,190,166	7,347,979
Tassal Group Ltd.	4,950,574	15,007,326
		91,004,600

China–17.28%

Baidu, Inc. -ADR(a)	37,110	8,399,848
China Mobile Ltd.	1,946,000	20,814,435
Industrial & Commercial Bank of China Ltd. -Class H	22,205,000	15,529,210
Inner Mongolia Yili Industrial Group Co., Ltd. -Class A	3,929,653	12,052,054
Kweichow Moutai Co., Ltd. -Class A	370,030	26,472,090
Lee & Man Paper Manufacturing Ltd.	14,702,000	15,679,272
Minth Group Ltd.	2,252,000	10,379,475
NetEase, Inc. -ADR	82,942	25,818,186
Stella International Holdings Ltd.	9,850,000	16,847,954
Want Want China Holdings Ltd.	11,083,000	7,491,965
		159,484,489

Hong Kong–18.26%

Cheung Kong Property Holdings Ltd.	4,200,160	34,011,896
CK Hutchison Holdings Ltd.	2,984,160	39,313,523
Galaxy Entertainment Group Ltd.	2,221,000	13,723,418
Hongkong Land Holdings Ltd.	3,607,400	27,127,648
Swire Properties Ltd.	4,589,000	15,863,036
WH Group Ltd. -REGS (b)	41,062,000	38,534,396
		168,573,917

Indonesia–9.08%

PT Bank Central Asia Tbk	19,565,200	27,457,354
PT Bank Mandiri Persero Tbk	16,252,100	16,648,492
PT Pakuwon Jati Tbk	196,685,300	10,480,042
PT Perusahaan Gas Negara Persero Tbk	25,779,900	4,353,079
PT Telekomunikasi Indonesia Persero Tbk	70,809,200	24,922,713
		83,861,680

Malaysia–4.07%

Bursa Malaysia Bhd.	4,968,400	12,022,803
Public Bank Bhd.	5,388,600	25,525,444
		37,548,247

New Zealand–0.83%

Trade Me Group Ltd.	1,880,928	7,710,339

Philippines–5.80%

Energy Development Corp.	127,116,950	15,031,358

	Shares	Value

Philippines–(continued)

Metro Pacific Investments Corp.	110,004,300	$14,794,486
SM Investments Corp.	785,426	12,554,495
SM Prime Holdings Inc.	16,123,100	11,145,368
		53,525,707

Singapore–5.44%

Keppel REIT	31,406,400	26,883,684
United Overseas Bank Ltd.	1,317,600	23,298,224
		50,181,908

South Korea–4.35%

NAVER Corp.	29,531	21,096,017
Samsung Electronics Co., Ltd.	8,857	19,069,859
		40,165,876

Taiwan–3.09%

Taiwan Semiconductor Manufacturing Co. Ltd.	4,026,464	28,515,376

Thailand–4.85%

Kasikornbank PCL	5,019,000	29,857,497
Major Cineplex Group PCL	10,005,600	9,243,986
Thai Stanley Electric PCL (a)	911,800	5,698,150
		44,799,633

United States–3.67%

Broadcom Ltd.	137,353	33,879,491
Total Common Stocks & Other Equity Interests (Cost $539,866,813)		799,251,263

Money Market Funds–13.82%

Government & Agency Portfolio – Institutional Class, 0.93% (c)	76,567,789	76,567,789
Treasury Portfolio – Institutional Class, 0.91% (c)	51,045,193	51,045,193
Total Money Market Funds (Cost $127,612,982)		127,612,982
TOTAL INVESTMENTS–100.40% (Cost $667,479,795)		926,864,245
OTHER ASSETS LESS LIABILITIES–(0.40)%		(3,685,891)
NET ASSETS–100.00%		$923,178,354

Investment Abbreviations:

ADR	—American Depositary Receipt
REGS	—Regulation S
REIT	—Real Estate Investment Trust

See accompanying notes which are an integral part of this schedule.

Invesco Asia Pacific Growth Fund

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2017 represented 4.17% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Asia Pacific Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Asia Pacific Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Asia Pacific Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2017, there were transfers from Level 1 to Level 2 of $96,438,229 and from Level 2 to Level 1 of $228,245,577, due to foreign fair value adjustments.

Invesco Asia Pacific Growth Fund

	Level 1	Level 2	Level 3	Total
Australia	$53,534,758	$37,469,842	$—	$91,004,600
China	123,140,844	36,343,645	—	159,484,489
Hong Kong	154,850,499	13,723,418	—	168,573,917
Indonesia	83,861,680	—	—	83,861,680
Malaysia	37,548,247	—	—	37,548,247
New Zealand	—	7,710,339	—	7,710,339
Philippines	53,525,707	—	—	53,525,707
Singapore	26,883,684	23,298,224	—	50,181,908
South Korea	19,069,859	21,096,017	—	40,165,876
Taiwan	—	28,515,376	—	28,515,376
Thailand	44,799,633	—	—	44,799,633
United States	33,879,491	—	—	33,879,491
Money Market Funds	127,612,982	—	—	127,612,982
Total Investments	$758,707,384	$168,156,861	$—	$926,864,245

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2017 was $86,303,286, and $137,325,951, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$270,961,690
Aggregate unrealized (depreciation) of investment securities	(12,459,210)
Net unrealized appreciation of investment securities	$258,502,480
Cost of investments for tax purposes is $668,361,765.

Invesco Asia Pacific Growth Fund

Invesco European Growth Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2017

invesco.com/us	EGR-QTR-1	07/17	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–87.31%

Denmark–2.22%

Carlsberg A/S -Class B	313,910	$34,894,986

France–7.97%

Bollore S.A.	4,790,178	22,224,108

Essilor International S.A.	106,679	13,522,439

Metropole Television S.A.	730,831	17,693,064

Pernod Ricard S.A.	89,893	12,474,563

Publicis Groupe S.A.	148,544	11,235,969

Schneider Electric S.E.	391,685	30,699,888

Vicat S.A.	236,328	17,257,860

		125,107,891

Germany–12.92%

Allianz S.E.	135,889	28,949,657

Deutsche Boerse AG	480,568	50,258,656

Deutsche Post AG	317,020	12,306,856

GEA Group AG	361,981	14,714,175

MorphoSys AG (a)	338,839	24,755,761

MTU Aero Engines AG	142,403	20,873,556

ProSiebenSat.1 Media S.E.	208,683	8,360,502

SAP S.E.	401,334	42,597,897

		202,817,060

Ireland–1.97%

Origin Enterprises PLC	2,636,089	20,529,226

Paddy Power Betfair PLC	104,228	10,410,539

		30,939,765

Israel–1.36%

Israel Discount Bank Ltd. -Class A(a)	8,249,202	21,271,527

Italy–2.87%

Danieli & C. Officine Meccaniche S.p.A. -Savings Shares	1,138,513	21,245,654

Intesa Sanpaolo S.p.A.	4,788,129	16,502,275

PRADA S.p.A.	2,078,100	7,369,715

		45,117,644

Netherlands–1.88%

Aalberts Industries N.V.	223,332	9,742,663

Wolters Kluwer N.V.	444,489	19,788,310

		29,530,973

Russia–4.47%

Sberbank of Russia PJSC -Preference Shares	31,092,640	70,221,733

Spain–1.26%

Construcciones y Auxiliar de Ferrocarriles, S.A.	444,487	19,775,069

	Shares	Value

Sweden–3.23%

Getinge AB -Class B	362,310	$6,290,159

Intrum Justitia AB	291,931	9,500,333

Investor AB -Class B	667,258	31,646,511

Telefonaktiebolaget LM Ericsson -Class B	515,793	3,350,072

		50,787,075

Switzerland–9.65%

Cie Financiere Richemont S.A.	206,375	17,530,458

Julius Baer Group Ltd.	528,362	29,922,230

Kuehne + Nagel International AG	46,295	8,061,295

Novartis AG	144,232	12,289,026

OC Oerlikon Corp. AG	1,506,495	22,042,089

Roche Holding AG	64,611	16,328,952

Tecan Group AG	110,294	20,573,919

UBS Group AG	1,418,353	24,702,351

		151,450,320

Turkey–3.41%

Haci Omer Sabanci Holding A.S.	12,153,317	37,336,902

Tupras-Turkiye Petrol Rafinerileri A.S.	525,370	16,184,985

		53,521,887

United Kingdom–34.10%

Aberdeen Asset Management PLC	5,816,298	25,325,402

British American Tobacco PLC	485,267	30,237,291

Compass Group PLC	1,302,297	27,822,871

Conviviality PLC	3,505,000	17,793,426

DCC PLC	681,736	59,952,779

Hays PLC	11,177,625	24,600,193

HomeServe PLC	1,851,814	17,714,476

IG Group Holdings PLC	2,357,021	19,794,968

Informa PLC	2,403,407	22,055,525

John Wood Group PLC	2,737,240	22,098,698

Jupiter Fund Management PLC	2,738,160	19,292,700

Lloyds Banking Group PLC	25,222,236	21,824,682

Micro Focus International PLC	982,488	28,947,357

Next PLC	304,051	15,846,614

RELX PLC	1,620,343	35,363,875

Savills PLC	1,798,086	21,684,509

Sky PLC	2,382,044	30,351,944

Smith & Nephew PLC	1,169,534	20,369,470

TP ICAP PLC	1,739,666	11,176,314

UBM PLC	1,097,905	10,518,904

Ultra Electronics Holdings PLC	708,960	19,616,120

Unilever N.V.	434,275	25,339,518

William Hill PLC	2,327,613	7,693,278

		535,420,914

Total Common Stocks & Other Equity Interests (Cost $1,024,458,957)		1,370,856,844

See accompanying notes which are an integral part of this schedule.

Invesco European Growth Fund

	Shares	Value

Money Market Funds–12.34%

Government & Agency Portfolio – Institutional Class, 0.93% (b)	116,254,687	$116,254,687

Treasury Portfolio – Institutional Class, 0.91% (b)	77,503,124	77,503,124

Total Money Market Funds (Cost $193,757,811)		193,757,811

TOTAL INVESTMENTS–99.65% (Cost $1,218,216,768)		1,564,614,655

OTHER ASSETS LESS LIABILITIES–0.35%		5,486,691

NET ASSETS–100.00%		$1,570,101,346

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco European Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco European Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco European Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2017, there were transfers from Level 1 to Level 2 of $157,143,840 and from Level 2 to Level 1 of $270,219,028, due to foreign fair value adjustments.

Invesco European Growth Fund

	Level 1	Level 2	Level 3	Total

Denmark	$34,894,986	$—	$—	$34,894,986
France	94,408,003	30,699,888	—	125,107,891
Germany	131,684,848	71,132,212	—	202,817,060
Ireland	30,939,765	—	—	30,939,765
Israel	21,271,527	—	—	21,271,527
Italy	23,871,990	21,245,654	—	45,117,644
Netherlands	19,788,310	9,742,663	—	29,530,973
Russia	—	70,221,733	—	70,221,733
Spain	19,775,069	—	—	19,775,069
Sweden	50,787,075	—	—	50,787,075
Switzerland	80,496,787	70,953,533	—	151,450,320
Turkey	53,521,887	—	—	53,521,887
United Kingdom	353,701,929	181,718,985	—	535,420,914
Money Market Funds	193,757,811	—	—	193,757,811

Total Investments	$1,108,899,987	$455,714,668	$—	$1,564,614,655

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2017 was $147,041,950 and $315,044,698, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$382,079,303
Aggregate unrealized (depreciation) of investment securities	(39,643,710)
Net unrealized appreciation of investment securities	$342,435,593
Cost of investments for tax purposes is $1,222,179,062.

Invesco European Growth Fund

Invesco Global Growth Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2017

invesco.com/us	GLG-QTR-1	07/17	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–94.62%

Australia–2.27%

Amcor Ltd.	818,707	$10,045,289

CSL Ltd.	57,997	5,853,260

		15,898,549

Brazil–4.96%

B3 S.A. - Brasil, Bolsa, Balcão	1,508,831	9,915,631

Banco Bradesco S.A. -ADR	773,725	7,443,235

Cielo S.A.	1,508,981	12,631,709

Kroton Educacional S.A.	993,007	4,802,766

		34,793,341

Canada–4.25%

Cenovus Energy Inc.	298,982	2,510,801

CGI Group Inc. -Class A (a)	177,569	9,375,871

Peyto Exploration & Development Corp.	288,147	5,121,586

PrairieSky Royalty Ltd.	305,898	7,596,232

Suncor Energy, Inc.	159,080	5,189,319

		29,793,809

China–3.59%

Baidu, Inc. -ADR(a)	21,422	4,848,870

Kweichow Moutai Co., Ltd. -Class A	114,091	8,162,114

NetEase, Inc. -ADR	38,999	12,139,609

		25,150,593

Denmark–1.60%

Carlsberg A/S -Class B	100,846	11,210,282

France–2.72%

Pernod Ricard S.A.	42,235	5,861,003

Publicis Groupe S.A.	56,586	4,280,204

Schneider Electric S.E.	114,101	8,943,125

		19,084,332

Germany–3.18%

Deutsche Boerse AG	91,020	9,519,034

ProSiebenSat.1 Media S.E.	98,052	3,928,274

SAP S.E.	83,000	8,809,683

		22,256,991

Hong Kong–3.39%

CK Hutchison Holdings Ltd.	858,232	11,306,405

WH Group Ltd. -REGS (b)	13,254,500	12,438,609

		23,745,014

Indonesia–0.81%

PT Bank Mandiri Persero Tbk	5,573,700	5,709,644

Ireland–0.67%

Paddy Power Betfair PLC	47,172	4,711,651

	Shares	Value

Israel–2.15%

Check Point Software Technologies Ltd. (a)	60,500	$6,399,690

Teva Pharmaceutical Industries Ltd. -ADR	269,582	8,672,453

		15,072,143

Italy–1.31%

Intesa Sanpaolo S.p.A.	1,884,846	6,496,117

PRADA S.p.A.	766,100	2,716,876

		9,212,993

Japan–3.56%

FANUC Corp.	22,800	4,667,562

Japan Tobacco, Inc.	263,000	9,148,033

Keyence Corp.	10,500	4,860,150

Yahoo! Japan Corp.	1,379,800	6,259,016

		24,934,761

Mexico–2.22%

Fomento Economico Mexicano, S.A.B. de C.V. -ADR	119,834	12,088,854

Grupo Televisa S.A.B. -ADR	129,881	3,457,432

		15,546,286

South Korea–1.47%

NAVER Corp.	14,417	10,299,051

Spain–1.12%

Amadeus IT Group S.A.	127,327	7,845,331

Sweden–0.60%

Getinge AB -Class B	172,356	2,992,318

Telefonaktiebolaget LM Ericsson -Class B	186,617	1,212,076

		4,204,394

Switzerland–4.28%

Cie Financiere Richemont S.A.	77,525	6,585,337

Julius Baer Group Ltd.	108,829	6,163,211

Novartis AG	40,306	3,434,199

Roche Holding AG	30,453	7,696,299

UBS Group AG	349,697	6,090,400

		29,969,446

Taiwan–1.78%

Taiwan Semiconductor Manufacturing Co. Ltd.	1,762,428	12,481,497

Thailand–1.04%

Kasikornbank PCL -NVDR	1,260,700	7,286,113

Turkey–0.49%

Akbank T.A.S.	1,152,406	3,425,744

United Kingdom–8.07%

Aberdeen Asset Management PLC	850,308	3,702,422

British American Tobacco PLC	95,832	5,971,352

Compass Group PLC	264,193	5,644,341

See accompanying notes which are an integral part of this schedule.

Invesco Global Growth Fund

	Shares	Value

United Kingdom–(continued)

Lloyds Banking Group PLC	7,528,188	$6,514,106

Next PLC	95,289	4,966,298

RELX PLC	436,006	9,515,801

Sky PLC	584,271	7,444,766

Smith & Nephew PLC	365,036	6,357,737

Unilever N.V.	110,880	6,469,739

		56,586,562

United States–39.09%

Advance Auto Parts, Inc.	47,138	5,279,927

Alphabet Inc. -Class A (a)	11,220	10,608,510

Alphabet Inc. -Class C (a)	8,314	7,736,177

Aon PLC	45,928	6,345,872

Apple Inc.	117,215	17,433,387

BB&T Corp.	158,945	7,521,277

Blue Buffalo Pet Products, Inc. (a)	223,779	5,005,936

Broadcom Ltd.	45,709	11,274,582

Cardinal Health, Inc.	102,773	7,940,242

Casey’s General Stores, Inc.	49,809	5,317,111

Celgene Corp. (a)	78,395	10,615,467

Cisco Systems, Inc.	323,814	10,183,950

Comcast Corp. -Class A	241,809	9,781,174

Discovery Communications, Inc. -Class A (a)	179,575	4,417,545

Dollar General Corp.	98,688	7,417,390

Expedia, Inc.	33,828	5,293,067

First Republic Bank	55,668	5,585,170

Gilead Sciences, Inc.	90,541	6,889,265

IHS Markit Ltd. (a)	175,561	8,189,921

Ingersoll-Rand PLC	96,282	8,461,262

JPMorgan Chase & Co.	117,418	10,778,972

Kansas City Southern	86,225	8,897,558

Las Vegas Sands Corp.	143,855	8,862,907

LogMeIn, Inc.	21,362	2,487,605

Mattel, Inc.	330,062	6,607,841

Microsoft Corp.	119,398	8,680,235

Newell Brands, Inc.	245,225	12,928,262

Nielsen Holdings PLC	261,052	11,227,847

Occidental Petroleum Corp.	66,991	4,148,753

PayPal Holdings, Inc. (a)	105,566	6,180,889

Priceline Group Inc. (The) (a)	7,014	14,227,899

PTC Inc. (a)	124,531	6,872,866

Schlumberger Ltd.	72,447	4,969,864

Urban Outfitters, Inc. (a)	109,914	2,153,215

Versum Materials, Inc.	104,484	3,684,106

		274,006,051

Total Common Stocks & Other Equity Interests (Cost $503,458,890)		663,224,578

	Shares	Value

Money Market Funds–4.24%

Government & Agency Portfolio – Institutional Class, 0.93% (c)	17,846,032	$17,846,032

Treasury Portfolio – Institutional Class, 0.91% (c)	11,897,354	11,897,354

Total Money Market Funds (Cost $29,743,386)		29,743,386

TOTAL INVESTMENTS–98.86% (Cost $533,202,276)		692,967,964

OTHER ASSETS LESS LIABILITIES–1.14%		7,986,392

NET ASSETS–100.00%		$700,954,356

Investment Abbreviations:

ADR	—American Depositary Receipt
NVDR	—Non-Voting Depositary Receipt
REGS	—Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2017 represented 1.77% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Global Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Global Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Global Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2017, there were transfers from Level 1 to Level 2 of $43,005,408 and from Level 2 to Level 1 of $55,794,712, due to foreign fair value adjustments.

Invesco Global Growth Fund

	Level 1	Level 2	Level 3	Total

Australia	$10,045,289	$5,853,260	$—	$15,898,549
Brazil	34,793,341	—	—	34,793,341
Canada	29,793,809	—	—	29,793,809
China	25,150,593	—	—	25,150,593
Denmark	11,210,282	—	—	11,210,282
France	10,141,207	8,943,125	—	19,084,332
Germany	12,737,957	9,519,034	—	22,256,991
Hong Kong	23,745,014	—	—	23,745,014
Indonesia	5,709,644	—	—	5,709,644
Ireland	4,711,651	—	—	4,711,651
Israel	15,072,143	—	—	15,072,143
Italy	9,212,993	—	—	9,212,993
Japan	24,934,761	—	—	24,934,761
Mexico	15,546,286	—	—	15,546,286
South Korea	—	10,299,051	—	10,299,051
Spain	7,845,331	—	—	7,845,331
Sweden	4,204,394	—	—	4,204,394
Switzerland	10,019,536	19,949,910	—	29,969,446
Taiwan	—	12,481,497	—	12,481,497
Thailand	—	7,286,113	—	7,286,113
Turkey	3,425,744	—	—	3,425,744
United Kingdom	24,307,880	32,278,682	—	56,586,562
United States	274,006,051	—	—	274,006,051
Money Market Funds	29,743,386	—	—	29,743,386

Total Investments	$586,357,292	$106,610,672	$—	$692,967,964

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2017 was $100,957,887 and $172,135,700, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$175,842,568
Aggregate unrealized (depreciation) of investment securities	(16,868,013)
Net unrealized appreciation of investment securities	$158,974,555
Cost of investments for tax purposes is $533,993,409.

Invesco Global Growth Fund

Invesco Global Opportunities Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2017

invesco.com/us	GLOPP-QTR-1	07/17	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.67%

Brazil–3.44%

EZ Tec Empreendimentos e Participacoes S.A.	124,479	$781,712

Canada–5.26%

Canadian Natural Resources Ltd.	17,917	547,965

PrairieSky Royalty Ltd.	26,091	647,906

		1,195,871

France–4.65%

Airbus SE	6,326	527,367

Legrand S.A.	7,673	530,353

		1,057,720

Germany–10.95%

Bayer AG	13,766	1,745,768

Volkswagen AG -Preference Shares	4,840	745,263

		2,491,031

Hong Kong–4.71%

Standard Chartered PLC (a)	97,264	1,070,915

Indonesia–1.28%

PT Bank Rakyat Indonesia (Persero) Tbk	262,700	291,286

Mexico–2.01%

Fibra Uno Administracion S.A. de C.V.	244,800	456,119

Norway–1.87%

Statoil ASA	22,688	425,871

South Korea–1.76%

Hyundai Motor Co., Ltd. -Preference Shares	4,443	400,905

Sweden–2.02%

Lundin Petroleum AB (a)	20,170	459,507

Switzerland–2.25%

LafargeHolcim Ltd.	1	51

Novartis AG	6,010	512,071

		512,122

United Kingdom–22.57%

Barclays PLC	183,627	491,842

Booker Group PLC	131,234	333,327

Essentra PLC	67,720	479,052

Howden Joinery Group PLC	12,369	69,345

London Stock Exchange Group PLC	5,674	280,887

NEX Group PLC	47,606	419,282

Rolls-Royce Holdings PLC	103,777	1,215,925

Royal Dutch Shell PLC -Class A	14,596	413,134

Tesco PLC (a)	356,096	818,480

Thomas Cook Group PLC	423,163	613,618

		5,134,892

	Shares	Value

United States–33.90%

American Express Co.	6,932	$590,814

Berkshire Hathaway Inc. -Class B (a)	2,794	488,866

Citigroup Inc.	14,613	1,000,260

First Republic Bank	5,876	589,539

Goodyear Tire & Rubber Co. (The)	8,267	260,493

JPMorgan Chase & Co.	11,576	1,062,677

Las Vegas Sands Corp.	7,435	458,070

Markel Corp. (a)	287	307,523

Mastercard Inc. -Class A	4,918	628,521

Monsanto Co.	971	113,432

National Oilwell Varco Inc.	17,619	576,318

S&P Global Inc.	1,695	260,335

Samsonite International S.A.	86,100	361,010

Union Pacific Corp.	4,594	472,998

United Technologies Corp.	4,550	539,494

		7,710,350

Total Common Stocks & Other Equity Interests (Cost $17,951,599)		21,988,301

Money Market Funds–2.66%

Government & Agency Portfolio – Institutional Class, 0.93% (b)	363,043	363,043

Treasury Portfolio – Institutional Class, 0.91% (b)	242,029	242,029

Total Money Market Funds (Cost $605,072)		605,072

TOTAL INVESTMENTS–99.33% (Cost $18,556,671)		22,593,373

OTHER ASSETS LESS LIABILITIES–0.67%		152,458

NET ASSETS–100.00%		$22,745,831

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Global Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Invesco Global Opportunities Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed

Invesco Global Opportunities Fund

E.	Forward Foreign Currency Contracts – (continued)

upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2017, there were transfers from Level 1 to Level 2 of $479,103 and from Level 2 to Level 1 of $2,228,224, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total

Brazil	$781,712	$—	$—	$781,712
Canada	1,195,871	—	—	1,195,871
France	530,353	527,367	—	1,057,720
Germany	2,491,031	—	—	2,491,031
Hong Kong	1,070,915	—	—	1,070,915
Indonesia	291,286	—	—	291,286
Mexico	456,119	—	—	456,119
Norway	—	425,871	—	425,871
South Korea	400,905	—	—	400,905
Sweden	—	459,507	—	459,507
Switzerland	512,071	51	—	512,122
United Kingdom	4,374,953	759,939	—	5,134,892
United States	7,710,350	—	—	7,710,350
Money Market Funds	605,072	—	—	605,072

Total Investments	$20,420,638	$2,172,735	$—	$22,593,373

Invesco Global Opportunities Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2017 was $7,217,481 and $4,061,140, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$3,739,865
Aggregate unrealized (depreciation) of investment securities	(158,318)
Net unrealized appreciation of investment securities	$3,581,547
Cost of investments for tax purposes is $19,011,826.

Invesco Global Opportunities Fund

Invesco Global Responsibility Equity Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2017

invesco.com/us	GLRE-QTR-1	07/17	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.55%

Australia–1.33%

Cochlear Ltd.	497	$56,890

Canada–3.27%

CAE, Inc.	4,006	67,894
Canadian Imperial Bank of Commerce	242	21,006
CI Financial Corp.	1,644	35,814
IGM Financial, Inc.	456	15,347
		140,061

Denmark–3.98%

Danske Bank A/S	4,207	170,579

Finland–0.47%

Orion Oyj -Class B	201	10,165
Stora Enso Oyj -Class R	755	10,098
		20,263

France–0.95%

Sanofi	426	40,630

Germany–5.75%

Covestro AG -REGS (a)	1,735	134,748
HOCHTIEF AG	625	111,698
		246,446

Israel–2.51%

Check Point Software Technologies Ltd. (b)	1,019	107,790

Italy–0.01%

GEDI Gruppo Editoriale S.p.A. (b)	336	313

Japan–8.82%

Canon Inc.	3,100	108,185
Haseko Corp.	1,500	18,807
Hoya Corp.	900	50,836
IBIDEN CO., LTD.	300	5,215
K’s Holdings Corp.	4,200	84,438
Kao Corp.	1,300	79,185
Sumitomo Osaka Cement Co., Ltd.	2,000	9,381
TDK Corp.	100	7,212
TS TECH Co., Ltd.	500	14,856
		378,115

Singapore–0.29%

Venture Corp. Ltd.	1,300	12,610

South Africa–0.57%

Mondi PLC	937	24,665

Spain–1.61%

Industria de Diseno Textil, S.A.	1,734	68,936

	Shares	Value

Sweden–4.45%

Intrum Justitia AB	311	$10,121
JM AB	430	15,090
Sandvik AB	10,493	165,410
		190,621

Switzerland–3.74%

Adecco Group AG	2,103	160,246

United Kingdom–4.69%

Electrocomponents PLC	4,069	33,339
Fiat Chrysler Automobiles N.V. (b)	8,742	105,535
Moneysupermarket.com Group PLC	2,200	9,640
Persimmon PLC	446	14,735
RELX N.V.	1,021	21,486
Subsea 7 S.A.	1,099	16,265
		201,000

United States–54.11%

AbbVie Inc.	915	63,968
Aflac, Inc.	714	56,941
American Tower Corp. -Class A	1,151	156,916
Apple Inc.	108	16,063
Applied Materials, Inc.	700	31,017
Bank of America Corp.	312	7,525
Baxter International Inc.	2,633	159,244
Best Buy Co., Inc.	1,757	102,503
Biogen Inc. (b)	121	35,040
Bunge Ltd.	375	29,396
Cadence Design Systems, Inc. (b)	966	35,645
Campbell Soup Co.	272	14,370
Cisco Systems, Inc.	1,167	36,702
Citigroup Inc.	2,443	167,223
Citizens Financial Group, Inc.	269	9,437
Conagra Brands, Inc.	3,044	104,227
Deere & Co.	831	106,601
Everest Re Group, Ltd.	273	71,632
Gilead Sciences, Inc.	1,019	77,536
Hasbro, Inc.	195	20,647
HP Inc.	7,133	136,240
Humana Inc.	74	17,109
Intel Corp.	3,599	127,657
International Business Machines Corp.	777	112,409
JM Smucker Co. (The)	53	6,461
Johnson & Johnson	471	62,511
JPMorgan Chase & Co.	1,058	97,124
Juniper Networks, Inc.	2,326	65,012
Lincoln National Corp.	1,166	85,188
ManpowerGroup Inc.	161	17,251
Navient Corp.	2,136	31,506
Newmont Mining Corp.	117	4,349
Procter & Gamble Co. (The)	543	49,315
Prudential Financial, Inc.	815	92,282

See accompanying notes which are an integral part of this schedule.

Invesco Global Responsibility Equity Fund

	Shares	Value

United States–(continued)

Quest Diagnostics Inc.	714	$77,333
Teradata Corp. (b)	198	6,300
Vertex Pharmaceuticals Inc. (b)	152	23,077
Waste Management, Inc.	80	6,012
		2,319,769
Total Common Stocks & Other Equity Interests (Cost $3,820,854)		4,138,934

	Shares	Value

Money Market Funds–0.90%

Government & Agency Portfolio – Institutional Class, 0.93% (c)	23,218	$23,218
Treasury Portfolio – Institutional Class, 0.91% (c)	15,479	15,479
Total Money Market Funds (Cost $38,697)		38,697
TOTAL INVESTMENTS–97.45% (Cost $3,859,551)		4,177,631
OTHER ASSETS LESS LIABILITIES–2.55%		109,116
NET ASSETS–100.00%		$4,286,747

Investment Abbreviations:

REGS	—	Regulation S

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2017 represented 3.14% of the Fund’s Net Assets.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Global Responsibility Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Global Responsibility Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Global Responsibility Equity Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Global Responsibility Equity Fund

During the nine months ended July 31, 2017, there were transfers from Level 2 to Level 1 of $186,890, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$—	$56,890	$—	$56,890
Canada	140,061	—	—	140,061
Denmark	—	170,579	—	170,579
Finland	20,263	—	—	20,263
France	—	40,630	—	40,630
Germany	246,446	—	—	246,446
Israel	107,790	—	—	107,790
Italy	313	—	—	313
Japan	269,930	108,185	—	378,115
Singapore	—	12,610	—	12,610
South Africa	24,665	—	—	24,665
Spain	68,936	—	—	68,936
Sweden	190,621	—	—	190,621
Switzerland	—	160,246	—	160,246
United Kingdom	167,661	33,339	—	201,000
United States	2,319,769	—	—	2,319,769
Money Market Funds	38,697	—	—	38,697
Total Investments	$3,595,152	$582,479	$—	$4,177,631

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2017 was $3,691,862 and $1,271,109, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$363,684
Aggregate unrealized (depreciation) of investment securities	(46,451)
Net unrealized appreciation of investment securities	$317,233
Cost of investments for tax purposes is $3,860,398.

Invesco Global Responsibility Equity Fund

Invesco Global Small & Mid Cap Growth Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2017

invesco.com/us	GSMG-QTR-1	07/17	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–92.19%

Australia–1.27%

Computershare Ltd.	606,473	$6,836,960

Brazil–7.85%

B3 S.A. - Brasil, Bolsa, Balcão	2,140,800	14,068,762
BR Malls Participacoes S.A.	1,435,798	6,078,621
Cielo S.A.	1,296,564	10,853,562
Kroton Educacional S.A.	1,504,000	7,274,230
Raia Drogasil S.A.	182,700	4,043,202
		42,318,377

Canada–8.18%

Celestica Inc. (a)	533,000	6,335,721
Fairfax Financial Holdings Ltd.	20,671	9,856,921
Onex Corp.	167,223	13,400,642
Open Text Corp.	180,620	6,041,190
Peyto Exploration & Development Corp.	237,000	4,212,489
TFI International Inc.	180,000	4,231,642
		44,078,605

China–3.88%

Lee & Man Paper Manufacturing Ltd.	8,480,000	9,043,683
NetEase, Inc. -ADR	38,128	11,868,484
		20,912,167

Colombia–0.50%

Gran Tierra Energy Inc. (a)	1,149,433	2,701,294

France–1.34%

Bollore S.A.	1,559,165	7,233,771

Germany–6.15%

Deutsche Boerse AG	151,855	15,881,266
MorphoSys AG (a)	157,821	11,530,488
MTU Aero Engines AG	39,000	5,716,654
		33,128,408

Hong Kong–5.79%

Hongkong Land Holdings Ltd.	1,497,100	11,258,192
WH Group Ltd. -REGS (b)	21,266,500	19,957,424
		31,215,616

Indonesia–0.47%

PT Perusahaan Gas Negara Persero Tbk	15,073,400	2,545,227

Ireland–1.18%

Origin Enterprises PLC	818,004	6,370,418

Israel–1.48%

Israel Discount Bank Ltd. -Class A(a)	3,086,000	7,957,610

	Shares	Value

Philippines–1.11%

Energy Development Corp.	50,672,100	$5,991,888

Switzerland–1.23%

Tecan Group AG	35,536	6,628,781

Turkey–4.03%

Haci Omer Sabanci Holding A.S.	3,414,111	10,488,686
Tupras-Turkiye Petrol Rafinerileri A.S.	363,635	11,202,443
		21,691,129

United Kingdom–19.48%

Aberdeen Asset Management PLC	1,170,542	5,096,790
Compass Group PLC	159,205	3,401,329
DCC PLC	288,961	25,411,618
HomeServe PLC	1,099,489	10,517,726
IG Group Holdings PLC	901,552	7,571,503
Informa PLC	899,791	8,257,179
John Wood Group PLC	680,000	5,489,878
Jupiter Fund Management PLC	958,750	6,755,221
Micro Focus International PLC	434,221	12,793,592
Savills PLC	689,358	8,313,501
UBM PLC	283,616	2,717,293
Ultra Electronics Holdings PLC	225,074	6,227,542
William Hill PLC	742,541	2,454,263
		105,007,435

United States–28.25%

Allegion PLC	54,308	4,411,982
Amphenol Corp. -Class A	36,167	2,771,115
Boston Scientific Corp. (a)	155,666	4,143,829
Brunswick Corp.	37,901	2,145,576
Burlington Stores, Inc. (a)	23,846	2,075,317
Cadence Design Systems, Inc. (a)	83,682	3,087,866
CBOE Holdings Inc.	28,045	2,651,094
Centene Corp. (a)	39,135	3,108,102
Chemours Co. (The)	48,264	2,297,849
Cheniere Energy, Inc. (a)	68,958	3,116,902
Cinemark Holdings, Inc.	89,629	3,486,568
Cirrus Logic, Inc. (a)	47,475	2,916,864
Concho Resources Inc. (a)	28,213	3,675,025
Constellation Brands, Inc. -Class A	16,332	3,157,792
CoStar Group Inc. (a)	17,687	4,873,653
Diamondback Energy Inc. (a)	26,743	2,564,119
DISH Network Corp. -Class A(a)	41,193	2,637,588
Dollar Tree, Inc. (a)	20,092	1,448,231
E*TRADE Financial Corp. (a)	122,891	5,038,531
Electronic Arts Inc. (a)	42,897	5,007,796
Expedia, Inc.	10,611	1,660,303
F5 Networks, Inc. (a)	22,682	2,738,851
Fidelity National Information Services, Inc.	54,299	4,953,155
Gartner, Inc. (a)	18,594	2,385,982
Genesee & Wyoming Inc. -Class A (a)	34,049	2,218,633

See accompanying notes which are an integral part of this schedule.

Invesco Global Small & Mid Cap Growth Fund

	Shares	Value

United States–(continued)

GoDaddy, Inc. -Class A (a)	38,010	$1,633,670
Henry Schein, Inc. (a)	18,025	3,284,335
Hologic, Inc. (a)	80,246	3,547,676
Humana Inc.	10,288	2,378,586
INC Research Holdings, Inc. -Class A(a)	47,160	2,593,800
Intercontinental Exchange, Inc.	46,043	3,071,528
Masco Corp.	101,680	3,877,058
Microsemi Corp. (a)	45,257	2,356,985
Nasdaq, Inc.	25,918	1,927,522
Newell Brands, Inc.	60,956	3,213,600
Pacira Pharmaceuticals, Inc. (a)	29,630	1,170,385
Pinnacle Foods Inc.	58,303	3,462,032
Republic Services, Inc.	51,940	3,335,587
Robert Half International, Inc.	58,664	2,654,546
S&P Global Inc.	14,564	2,236,885
SBA Communications Corp. -Class A (a)	24,850	3,418,117
ServiceNow, Inc. (a)	30,104	3,324,987
Sherwin-Williams Co. (The)	10,588	3,571,015
SS&C Technologies Holdings, Inc.	108,805	4,217,282
Stanley Black & Decker Inc.	28,622	4,026,829
Summit Materials, Inc. -Class A (a)	106,572	3,030,908
TD Ameritrade Holding Corp.	66,021	3,019,140
Ulta Beauty, Inc. (a)	3,947	991,526
Vantiv, Inc. -Class A (a)	49,642	3,154,749
Wynn Resorts Ltd.	15,516	2,006,839
Zayo Group Holdings, Inc. (a)	66,155	2,169,222
		152,247,532
Total Common Stocks & Other Equity Interests (Cost $332,416,603)		496,865,218

	Shares	Value

Money Market Funds–7.24%

Government & Agency Portfolio – Institutional Class, 0.93% (c)	23,413,016	$23,413,016
Treasury Portfolio – Institutional Class, 0.91% (c)	15,608,678	15,608,678
Total Money Market Funds (Cost $39,021,694)		39,021,694
TOTAL INVESTMENTS–99.43% (Cost $371,438,297)		535,886,912
OTHER ASSETS LESS LIABILITIES–0.57%		3,052,752
NET ASSETS–100.00%		$538,939,664

Investment Abbreviations:

ADR	—American Depositary Receipt
REGS	—Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2017 represented 3.70% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Global Small & Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Global Small & Mid Cap Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Global Small & Mid Cap Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2017, there were transfers from Level 1 to Level 2 of $22,718,226 and from Level 2 to Level 1 of $58,691,657, due to foreign fair value adjustments.

Invesco Global Small & Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Australia	$—	$6,836,960	$—	$6,836,960
Brazil	42,318,377	—	—	42,318,377
Canada	44,078,605	—	—	44,078,605
China	20,912,167	—	—	20,912,167
Colombia	2,701,294	—	—	2,701,294
France	7,233,771	—	—	7,233,771
Germany	11,530,488	21,597,920	—	33,128,408
Hong Kong	31,215,616	—	—	31,215,616
Indonesia	2,545,227	—	—	2,545,227
Ireland	6,370,418	—	—	6,370,418
Israel	7,957,610	—	—	7,957,610
Philippines	5,991,888	—	—	5,991,888
Switzerland	6,628,781	—	—	6,628,781
Turkey	21,691,129	—	—	21,691,129
United Kingdom	88,302,145	16,705,290	—	105,007,435
United States	152,247,532	—	—	152,247,532
Money Market Funds	39,021,694	—	—	39,021,694
Total Investments	$490,746,742	$45,140,170	$—	$535,886,912

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2017 was $93,523,398 and $131,590,738, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$173,821,984
Aggregate unrealized (depreciation) of investment securities	(10,310,131)
Net unrealized appreciation of investment securities	$163,511,853
Cost of investments for tax purposes is $372,375,059.

Invesco Global Small & Mid Cap Growth Fund

Invesco International Companies Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2017

invesco.com/us	ICO-QTR-1	07/17	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.44%

Belgium–5.17%

Anheuser-Busch InBev S.A./N.V.	30,822	$3,713,601
Groupe Bruxelles Lambert S.A.	15,635	1,603,811
		5,317,412

Brazil–3.79%

Cielo S.A.	362,136	3,031,448
Localiza Rent a Car S.A.	51,646	859,693
		3,891,141

Canada–1.58%

Ritchie Bros. Auctioneers Inc.	57,617	1,626,528

China–16.11%

Alibaba Group Holding Ltd. -ADR(a)	27,966	4,333,332
Baidu, Inc. -ADR(a)	8,693	1,967,661
Chongqing Rural Commercial Bank Co., Ltd. -Class H	1,871,000	1,378,183
Fosun International Ltd.	1,229,500	1,863,737
Kweichow Moutai Co., Ltd. -Class A	52,191	3,733,764
New Oriental Education & Technology Group, Inc. -ADR(a)	10,514	837,545
Sinopharm Group Co. Ltd. -Class H	582,000	2,440,275
		16,554,497

Denmark–2.54%

DSV A/S	40,410	2,610,696

France–6.97%

Bureau Veritas S.A.	143,997	3,279,880
Edenred	90,221	2,368,079
Publicis Groupe S.A.	20,051	1,516,671
		7,164,630

Germany–0.49%

Henkel AG & Co. KGaA	4,004	504,223

Hong Kong–3.68%

AIA Group Ltd.	317,600	2,502,724
Sands China Ltd.	274,800	1,275,350
		3,778,074

Japan–14.11%

Japan Tobacco, Inc.	84,800	2,949,632
Kao Corp.	53,200	3,240,506
Keyence Corp.	4,000	1,851,486
MISUMI Group Inc.	84,700	2,102,420
SMC Corp.	5,300	1,688,211
SoftBank Group Corp.	32,800	2,665,660
		14,497,915

	Shares	Value

Luxembourg–2.05%

L’Occitane International S.A.	908,500	$2,105,271

Russia–2.45%

Magnit PJSC	15,810	2,519,470

South Korea–6.08%

AMOREPACIFIC Corp. -Preference Shares	9,626	1,526,469
Samsung Electronics Co., Ltd. -Preference Shares	2,737	4,721,727
		6,248,196

Switzerland–1.84%

Nestle S.A.	22,397	1,892,084

United Kingdom–22.86%

Aggreko PLC	67,476	754,465
Diageo PLC	60,570	1,956,819
Domino’s Pizza Group PLC	566,990	1,994,965
Experian PLC	119,906	2,384,224
Howden Joinery Group PLC	538,870	3,021,090
Liberty Global PLC -Series A(a)	104,238	3,529,499
Liberty Global PLC LiLAC -Series A(a)	1	20
Reckitt Benckiser Group PLC	30,794	2,994,109
Rotork PLC	847,745	2,595,563
Spirax-Sarco Engineering PLC	13,592	998,479
Unilever N.V.	55,953	3,264,802
		23,494,035

United States–5.72%

Accenture PLC -Class A	11,146	1,435,828
IHS Markit Ltd. (a)	31,821	1,484,449
Nielsen Holdings PLC	68,700	2,954,787
		5,875,064
Total Common Stocks & Other Equity Interests (Cost $82,126,933)		98,079,236

Money Market Funds–3.93%

Government & Agency Portfolio – Institutional Class, 0.93% (b)	2,419,201	2,419,201
Treasury Portfolio – Institutional Class, 0.91% (b)	1,612,801	1,612,801
Total Money Market Funds (Cost $4,032,002)		4,032,002
TOTAL INVESTMENTS–99.37% (Cost $86,158,935)		102,111,238
OTHER ASSETS LESS LIABILITIES–0.63%		650,948
NET ASSETS–100.00%		$102,762,186

See accompanying notes which are an integral part of this schedule.

Invesco International Companies Fund

Investment Abbreviations:

ADR  —American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco International Companies Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco International Companies Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco International Companies Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2017, there were transfers from Level 1 to Level 2 of $9,706,986 and from Level 2 to Level 1 of $27,532,033, due to foreign fair value adjustments.

Invesco International Companies Fund

	Level 1	Level 2	Level 3	Total
Belgium	$5,317,412	$—	$—	$5,317,412
Brazil	3,891,141	—	—	3,891,141
Canada	1,626,528	—	—	1,626,528
China	15,176,314	1,378,183	—	16,554,497
Denmark	—	2,610,696	—	2,610,696
France	4,796,551	2,368,079	—	7,164,630
Germany	504,223	—	—	504,223
Hong Kong	3,778,074	—	—	3,778,074
Japan	14,497,915	—	—	14,497,915
Luxembourg	2,105,271	—	—	2,105,271
Russia	2,519,470	—	—	2,519,470
South Korea	6,248,196	—	—	6,248,196
Switzerland	1,892,084	—	—	1,892,084
United Kingdom	17,150,563	6,343,472	—	23,494,035
United States	5,875,064	—	—	5,875,064
Money Market Funds	4,032,002	—	—	4,032,002
Total Investments	$89,410,808	$12,700,430	$—	$102,111,238

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2017 was $48,686,897 and $18,123,243, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$16,817,055
Aggregate unrealized (depreciation) of investment securities	(979,316)
Net unrealized appreciation of investment securities	$15,837,739
Cost of investments for tax purposes is $86,273,499.

Invesco International Companies Fund

Invesco International Core Equity Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2017

invesco.com/us	I-ICE-QTR-1	07/17	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.66%

Australia–3.86%

Australia and New Zealand Banking Group Ltd.	57,593	$ 1,367,950
Qantas Airways Ltd.	482,418	2,052,786
		3,420,736

Brazil–2.22%

Banco do Brasil S.A.	99,700	917,730
Petróleo Brasileiro S.A. -ADR(a)	119,415	1,052,046
		1,969,776

Canada–2.94%

Suncor Energy, Inc.	61,590	2,009,116
Vermilion Energy, Inc. (b)	18,153	597,844
		2,606,960

China–2.63%

Baidu, Inc. -ADR(a)	7,094	1,605,727
Nexteer Automotive Group Ltd.	422,000	728,294
		2,334,021

France–5.09%

LVMH Moet Hennessy Louis Vuitton S.E.	5,735	1,443,735
Publicis Groupe S.A.	24,622	1,862,425
Société BIC S.A.	10,244	1,201,153
		4,507,313

Germany–9.57%

Bayer AG	13,519	1,714,444
Muenchener Rueckversicherungs-Gesellschaft AG	6,312	1,355,908
Porsche Automobil Holding S.E. -Preference Shares	39,466	2,260,063
SAP S.E.	12,995	1,379,299
Siemens AG	13,069	1,774,932
		8,484,646

Hong Kong–2.57%

AIA Group Ltd.	288,600	2,274,201

India–1.00%

InterGlobe Aviation Ltd. -REGS (c)	43,878	882,345

Ireland–1.21%

Ryanair Holdings PLC -ADR(a)	9,489	1,075,388

Italy–2.41%

Prysmian S.p.A.	44,206	1,415,257
Yoox Net-A-Porter Group S.p.A. (a)(b)	21,816	721,678
		2,136,935

	Shares	Value

Japan–18.69%

Daito Trust Construction Co., Ltd.	5,400	$ 913,187
Hitachi, Ltd.	338,000	2,329,279
Honda Motor Co., Ltd.	46,700	1,316,794
KDDI Corp.	85,600	2,267,652
Komatsu Ltd.	69,993	1,882,461
Mitsubishi Estate Co., Ltd.	89,700	1,632,463
Mitsui O.S.K. Lines, Ltd.	528,000	1,647,829
NTT DOCOMO, Inc.	60,600	1,407,648
Olympus Corp.	34,600	1,258,753
ORIX Corp.	116,800	1,912,385
		16,568,451

Luxembourg–2.69%

ArcelorMittal (a)	90,876	2,387,212

Netherlands–7.13%

ING Groep N.V.	141,745	2,653,161
Koninklijke DSM N.V.	13,427	991,313
Philips Lighting N.V. -REGS (c)	36,004	1,367,862
Randstad Holding N.V.	21,725	1,310,830
		6,323,166

Norway–1.55%

Orkla ASA	133,485	1,374,761

Singapore–1.96%

DBS Group Holdings Ltd.	108,760	1,732,882

South Africa–1.54%

Naspers Ltd. -Class N	6,165	1,360,401

Sweden–1.48%

Svenska Handelsbanken AB -Class A	88,046	1,310,531

Switzerland–8.42%

ABB Ltd.	37,224	872,469
dormakaba Holding AG (a)	1,224	1,090,981
Novartis AG -ADR	10,534	897,497
Roche Holding AG	7,055	1,782,990
UBS Group AG	161,590	2,814,287
		7,458,224

Taiwan–1.72%

Taiwan Semiconductor Manufacturing Co. Ltd.	215,000	1,522,628

United Kingdom–13.11%

Imperial Brands PLC	27,281	1,125,060
Just Eat PLC (a)	138,749	1,135,964
Liberty Global PLC -Series A(a)	42,612	1,442,842
Rio Tinto PLC	40,434	1,882,067
Royal Dutch Shell PLC -Class A -ADR	43,967	2,485,455
St. James’s Place PLC	138,052	2,216,798
Vodafone Group PLC -ADR	44,882	1,332,098
		11,620,284

See accompanying notes which are an integral part of this schedule.

Invesco International Core Equity Fund

	Shares	Value

United States–6.87%

Aon PLC	6,663	$ 920,627
Delphi Automotive PLC	18,926	1,711,289
EPAM Systems, Inc. (a)	15,743	1,352,796
Shire PLC -ADR	12,575	2,106,815
		6,091,527
Total Common Stocks & Other Equity Interests (Cost $81,853,074)		87,442,388

Money Market Funds–0.08%

Government & Agency Portfolio – Institutional Class, 0.93% (d)	44,815	44,815
Treasury Portfolio – Institutional Class, 0.91% (d)	29,877	29,877
Total Money Market Funds (Cost $74,692)		74,692
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–98.74% (Cost $81,927,766)		87,517,080

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–1.13%

Government & Agency Portfolio – Institutional Class, 0.93% (Cost $1,001,890)(d)(e)	1,001,890	$ 1,001,890
TOTAL INVESTMENTS–99.87% (Cost $82,929,656)		88,518,970
OTHER ASSETS LESS LIABILITIES–0.13%		114,221
NET ASSETS–100.00%		$ 88,633,191

Investment Abbreviations:

ADR	—American Depositary Receipt
REGS	—Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	All or a portion of this security was out on loan at July 31, 2017.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2017 was $2,250,207, which represented 2.54% of the Fund’s Net Assets.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco International Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco International Core Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco International Core Equity Fund

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco International Core Equity Fund

The following is a summary of the tiered valuation input levels, as of July 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2017, there were transfers from Level 1 to Level 2 of $7,656,948 and from Level 2 to Level 1 of $17,291,459, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$2,052,786	$1,367,950	$—	$3,420,736
Brazil	1,969,776	—	—	1,969,776
Canada	2,606,960	—	—	2,606,960
China	2,334,021	—	—	2,334,021
France	4,507,313	—	—	4,507,313
Germany	8,484,646	—	—	8,484,646
Hong Kong	2,274,201	—	—	2,274,201
India	882,345	—	—	882,345
Ireland	1,075,388	—	—	1,075,388
Italy	2,136,935	—	—	2,136,935
Japan	13,248,418	3,320,033	—	16,568,451
Luxembourg	2,387,212	—	—	2,387,212
Netherlands	6,323,166	—	—	6,323,166
Norway	1,374,761	—	—	1,374,761
Singapore	—	1,732,882	—	1,732,882
South Africa	1,360,401	—	—	1,360,401
Sweden	1,310,531	—	—	1,310,531
Switzerland	1,988,478	5,469,746	—	7,458,224
Taiwan	—	1,522,628	—	1,522,628
United Kingdom	8,613,157	3,007,127	—	11,620,284
United States	6,091,527	—	—	6,091,527
Money Market Funds	1,076,582	—	—	1,076,582
	72,098,604	16,420,366	—	88,518,970
Forward Foreign Currency Contracts*	—	(185,328)	—	(185,328)
Total Investments	$72,098,604	$16,235,038	$—	$88,333,642

* Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
08/14/2017	Barclays Bank PLC	GBP	1,785,000	USD	2,231,663	$2,356,438	$(124,775)
08/14/2017	Goldman Sachs International	JPY	119,500,000	USD	1,054,657	1,084,873	(30,216)
08/14/2017	JPMorgan Chase Bank, N.A.	JPY	119,500,000	USD	1,054,536	1,084,873	(30,337)
Total Forward Foreign Currency Contracts—Currency Risk							$(185,328)

Currency Abbreviations:

GBP	—	British Pound Sterling
JPY	—	Japanese Yen
USD	—	U.S. Dollar

Invesco International Core Equity Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2017 was $34,481,299 and $48,596,423, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$9,385,343
Aggregate unrealized (depreciation) of investment securities	(3,859,292)
Net unrealized appreciation of investment securities	$5,526,051
Cost of investments for tax purposes is $82,992,919.

Invesco International Core Equity Fund

Invesco International Growth Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2017

invesco.com/us	IGR-QTR-1	07/17	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–90.68%

Australia–4.27%

Amcor Ltd.	16,139,632	$198,028,427
Brambles Ltd.	13,929,107	102,944,653
CSL Ltd.	810,326	81,780,939
		382,754,019

Brazil–5.43%

B3 S.A. - Brasil, Bolsa, Balcão	25,659,402	168,626,687
Banco Bradesco S.A. -ADR	9,843,973	94,699,020
Cielo S.A.	19,433,716	162,680,005
Kroton Educacional S.A.	12,527,862	60,592,116
		486,597,828

Canada–8.51%

Canadian National Railway Co.	1,164,090	91,988,086
Cenovus Energy Inc.	7,650,624	64,248,673
CGI Group Inc. -Class A (a)	3,883,308	205,043,646
Fairfax Financial Holdings Ltd.	203,485	97,031,376
Great-West Lifeco Inc.	2,586,002	73,799,841
PrairieSky Royalty Ltd.	3,913,791	97,189,468
Suncor Energy, Inc.	4,070,678	132,788,830
		762,089,920

China–2.67%

Baidu, Inc. -ADR(a)	316,172	71,565,532
Kweichow Moutai Co., Ltd. -Class A	2,341,875	167,538,647
		239,104,179

Denmark–2.14%

Carlsberg A/S -Class B	1,722,481	191,475,106

France–4.24%

Essilor International S.A.	548,167	69,484,665
Pernod Ricard S.A.	543,692	75,448,812
Publicis Groupe S.A.	899,875	68,067,157
Schneider Electric S.E.	2,129,863	166,936,584
		379,937,218

Germany–9.00%

Allianz S.E.	809,969	172,554,986
Deutsche Boerse AG	2,249,373	235,243,430
Deutsche Post AG	2,331,983	90,528,606
ProSiebenSat.1 Media S.E.	1,745,153	69,916,357
SAP S.E.	2,244,903	238,275,719
		806,519,098

Hong Kong–3.40%

CK Hutchison Holdings Ltd.	14,910,323	196,429,590
Galaxy Entertainment Group Ltd.	17,481,090	108,014,547
		304,444,137

	Shares	Value

Israel–1.65%

Teva Pharmaceutical Industries Ltd. -ADR	4,583,577	$147,453,672

Italy–1.06%

Intesa Sanpaolo S.p.A.	27,636,923	95,250,589

Japan–5.95%

FANUC Corp.	331,412	67,845,877
Japan Tobacco, Inc.	4,409,400	153,373,913
Kao Corp.	1,273,000	77,540,685
Keyence Corp.	141,600	65,542,590
Komatsu Ltd.	1,725,028	46,394,607
Yahoo! Japan Corp.	27,000,000	122,476,752
		533,174,424

Mexico–2.83%

Fomento Economico Mexicano, S.A.B. de C.V. -ADR(b)	1,905,000	192,176,400
Grupo Televisa S.A.B. -ADR	2,312,947	61,570,649
		253,747,049

Netherlands–1.10%

Wolters Kluwer N.V.	2,205,942	98,206,846

Singapore–1.28%

United Overseas Bank Ltd.	6,473,766	114,471,200

South Korea–2.19%

NAVER Corp.	195,735	139,826,921
Samsung Electronics Co., Ltd.	26,408	56,858,625
		196,685,546

Spain–1.44%

Amadeus IT Group S.A.	2,090,762	128,823,582

Sweden–2.68%

Getinge AB -Class B	2,199,535	38,186,703
Investor AB -Class B	3,849,807	182,587,482
Telefonaktiebolaget LM Ericsson -Class B	2,967,658	19,274,921
		240,049,106

Switzerland–7.17%

Cie Financiere Richemont S.A.	1,228,449	104,350,208
Julius Baer Group Ltd.	2,652,660	150,225,606
Kuehne + Nagel International AG	285,999	49,800,674
Novartis AG	995,003	84,777,424
Roche Holding AG	416,629	105,293,450
UBS Group AG	8,477,155	147,640,014
		642,087,376

Taiwan–2.37%

Taiwan Semiconductor Manufacturing Co. Ltd.	29,926,887	211,941,900

See accompanying notes which are an integral part of this schedule.

Invesco International Growth Fund

	Shares	Value

Thailand–1.58%

Kasikornbank PCL -NVDR	24,496,900	$141,577,842

Turkey–1.06%

Akbank T.A.S.	31,919,563	94,886,927

United Kingdom–16.31%

Aberdeen Asset Management PLC	16,113,208	70,160,344
British American Tobacco PLC	2,744,541	171,014,072
Compass Group PLC	7,517,290	160,602,833
Informa PLC	11,824,772	108,513,270
Lloyds Banking Group PLC	143,571,741	124,231,954
Next PLC	1,839,452	95,869,065
RELX PLC	10,141,435	221,336,121
Royal Dutch Shell PLC -Class B	2,282,877	65,111,308
Sky PLC	14,999,625	191,124,841
Smith & Nephew PLC	5,972,995	104,030,101
Unilever N.V.	2,560,054	149,376,629
		1,461,370,538

	Shares	Value

United States–2.35%

Broadcom Ltd.	855,479	$211,012,450
Total Common Stocks & Other Equity Interests (Cost $6,203,783,952)		8,123,660,552

Money Market Funds–8.91%

Government & Agency Portfolio –Institutional Class, 0.93% (c)	479,158,009	479,158,009
Treasury Portfolio –Institutional Class, 0.91% (c)	319,438,672	319,438,672
Total Money Market Funds (Cost $798,596,681)		798,596,681
TOTAL INVESTMENTS–99.59% (Cost $7,002,380,633)		8,922,257,233
OTHER ASSETS LESS LIABILITIES–0.41%		36,660,686
NET ASSETS–100.00%		$8,958,917,919

Investment Abbreviations:

ADR	—	American Depositary Receipt
NVDR	—	Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of July 31, 2017 represented 2.15% of the Fund’s Net Assets. See Note 3.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco International Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco International Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2017, there were transfers from Level 1 to Level 2 of $1,040,790,547 and from Level 2 to Level 1 of $1,463,500,241, due to foreign fair value adjustments.

Invesco International Growth Fund

	Level 1	Level 2	Level 3	Total
Australia	$300,973,080	$81,780,939	$—	$382,754,019
Brazil	486,597,828	—	—	486,597,828
Canada	762,089,920	—	—	762,089,920
China	239,104,179	—	—	239,104,179
Denmark	191,475,106	—	—	191,475,106
France	213,000,634	166,936,584	—	379,937,218
Germany	571,275,668	235,243,430	—	806,519,098
Hong Kong	196,429,590	108,014,547	—	304,444,137
Israel	147,453,672	—	—	147,453,672
Italy	95,250,589	—	—	95,250,589
Japan	533,174,424	—	—	533,174,424
Mexico	253,747,049	—	—	253,747,049
Netherlands	98,206,846	—	—	98,206,846
Singapore	—	114,471,200	—	114,471,200
South Korea	56,858,625	139,826,921	—	196,685,546
Spain	128,823,582	—	—	128,823,582
Sweden	240,049,106	—	—	240,049,106
Switzerland	238,928,306	403,159,070	—	642,087,376
Taiwan	—	211,941,900	—	211,941,900
Thailand	—	141,577,842	—	141,577,842
Turkey	94,886,927	—	—	94,886,927
United Kingdom	582,021,019	879,349,519	—	1,461,370,538
United States	211,012,450	—	—	211,012,450
Money Market Funds	798,596,681	—	—	798,596,681
Total Investments	$6,439,955,281	$2,482,301,952	$—	$8,922,257,233

NOTE 3 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the nine months ended July 31, 2017.

	Value 10/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 07/31/17	Dividend Income
Fomento Economico Mexicano, S.A.B.de C.V. -ADR	$104,342,485	$74,096,703	$(12,038,857)	$24,925,626	$850,443	$192,176,400	$2,071,060

Invesco International Growth Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2017 was $1,070,664,147 and $1,785,376,757, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,130,214,213
Aggregate unrealized (depreciation) of investment securities	(267,123,437)
Net unrealized appreciation of investment securities	$1,863,090,776
Cost of investments for tax purposes is $7,059,166,457.

Invesco International Growth Fund

Invesco Select Opportunities Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2017

invesco.com/us	SOPP-QTR-1	07/17	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2017

(Unaudited)

	Shares	Value

Common Stocks–86.96%

Brazil–2.95%

Arcos Dorados Holdings, Inc. -Class A (a)	179,008	$1,575,270

China–3.60%

Hollysys Automation Technologies Ltd.	100,421	1,925,071

France–6.50%

Ipsos	37,559	1,296,693

Vicat S.A.	29,863	2,180,746

		3,477,439

Hong Kong–2.46%

Clear Media Ltd.	1,134,000	1,313,912

Ireland–1.16%

UDG Healthcare PLC	55,665	621,283

Monaco–5.40%

GasLog Ltd.	158,307	2,889,103

Netherlands–10.58%

Aalberts Industries N.V.	24,832	1,083,274

Kendrion N.V.	50,688	2,159,704

SBM Offshore N.V.	139,513	2,417,001

		5,659,979

United Kingdom–7.67%

DCC PLC	5,015	441,026

DFS Furniture PLC	570,508	1,595,844

Equiniti Group PLC -REGS (b)	216,876	752,593

Howden Joinery Group PLC	234,448	1,314,396

		4,103,859

United States–46.64%

Alliance Data Systems Corp.	6,575	1,587,402

Axalta Coating Systems Ltd. (a)	51,329	1,616,864

Booz Allen Hamilton Holding Corp.	57,390	1,968,477

CommScope Holding Co., Inc. (a)	54,902	2,019,296

Encore Capital Group, Inc. (a)	79,618	3,192,682

Global Payments Inc.	25,593	2,415,211

ION Geophysical Corp. (a)	5,474	19,433

Liberty Broadband Corp. -Class A(a)	8,276	818,662

Microsemi Corp. (a)	48,410	2,521,193

Nuance Communications, Inc. (a)	92,950	1,608,035

Performant Financial Corp. (a)	413,526	827,052

Sabre Corp.	75,918	1,680,065

Spirit Airlines Inc. (a)	74,326	2,887,565

	Shares	Value

United States–(continued)

TiVo Corp.	90,707	$1,777,857

		24,939,794

Total Common Stocks (Cost $37,668,203)		46,505,710

Money Market Funds–9.70%

Government & Agency Portfolio – Institutional Class, 0.93% (c)	3,111,453	3,111,453

Treasury Portfolio – Institutional Class, 0.91% (c)	2,074,302	2,074,302

Total Money Market Funds (Cost $5,185,755)		5,185,755

TOTAL INVESTMENTS–96.66% (Cost $42,853,958)		51,691,465

OTHER ASSETS LESS LIABILITIES–3.34%		1,783,841

NET ASSETS–100.00%		$53,475,306

Investment Abbreviations:

REGS	—Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2017 represented 1.41% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Select Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Select Opportunities Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Select Opportunities Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2017, there were transfers from Level 1 to Level 2 of $2,417,001 and from Level 2 to Level 1 of $1,755,422, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total

Brazil	$1,575,270	$—	$—	$1,575,270
China	1,925,071	—	—	1,925,071
France	3,477,439	—	—	3,477,439
Hong Kong	1,313,912	—	—	1,313,912
Ireland	—	621,283	—	621,283
Monaco	2,889,103	—	—	2,889,103
Netherlands	2,159,704	3,500,275	—	5,659,979
United Kingdom	4,103,859	—	—	4,103,859
United States	24,939,794	—	—	24,939,794
Money Market Funds	5,185,755	—	—	5,185,755

Total Investments	$47,569,907	$4,121,558	$—	$51,691,465

Invesco Select Opportunities Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2017 was $10,641,080 and $10,833,414, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$11,255,158
Aggregate unrealized (depreciation) of investment securities	(2,509,536)
Net unrealized appreciation of investment securities	$8,745,622
Cost of investments for tax purposes is $42,945,843.

Invesco Select Opportunities Fund

Item 2.	Controls and Procedures.

(a)	As of August 11, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 11, 2017, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM International Mutual Funds (Invesco International Mutual Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	September 29, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	September 29, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	September 29, 2017

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.